Income Taxes - Schedule of Reconciliation of the Income Tax Expense (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income before income tax expense	$ (132,210)	$ 930,459
Hong Kong statutory profits tax rate	16.50%	16.50%
Income tax at PRC statutory income tax rate	$ (21,816)	$ 153,526
Difference due to preferential tax		(21,346)
Income tax expense		$ 132,180